Taxes - Additional Information (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 27, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0		$ 0				$ 0
Accrued interest and penalties	$ 0		$ 0				$ 0
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Operating Loss Carryforwards [Line Items]
Tax effected NOLs		$ 13,600,000
Interest Expense Carryforwards		33,500,000
Unrecognized tax benefits		3,918,000		$ 3,768,000	$ 3,768,000	$ 3,773,000		$ 2,081,000	$ 5,035,000
Accrued interest and penalties		1,900,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | U.S. state and local taxes
Operating Loss Carryforwards [Line Items]
Tax effected NOLs		2,400,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Ireland
Operating Loss Carryforwards [Line Items]
Tax effected NOLs		1,500,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Rest of the world
Operating Loss Carryforwards [Line Items]
Tax effected NOLs		$ 9,700,000